DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The Corporation’s activities expose it to a variety of financial risks, including market risk (currency risk, interest rate risk, commodity risk and other price risks), credit risk and liquidity risk. The Corporation selectively uses derivative financial instruments principally to manage these risks.
The aggregate fair values of the Corporation’s derivative financial instrument positions as at June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026		December 31, 2025
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$103	$(167)	$58	$(42)
Cross currency swaps	58	(87)	85	(81)
Interest rate derivatives	109	(9)	45	(46)
Commodities contracts	65	(11)	28	(7)
Currency option contracts	18	—	14	—
Total	$353	$(274)	$230	$(176)
Total current	$206	$(202)	$95	$(104)
Total non-current	$147	$(72)	$135	$(72)